Expense Example, No Redemption - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 695
3 Years	949
5 Years	1,222
10 Years	1,999
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Expense Example, No Redemption:
1 Year	203
3 Years	627
5 Years	1,078
10 Years	2,134
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Expense Example, No Redemption:
1 Year	497
3 Years	807
5 Years	1,140
10 Years	2,078
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	102
3 Years	318
5 Years	552
10 Years	1,225
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Expense Example, No Redemption:
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073